Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Allowance for doubtful accounts
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 18	$ 18	$ 19
Additions Charged to Cost and Expenses	3	4	3
Deductions	(4)	(4)	(4)
Balance at End of period	17	18	18
Reserves for sales returns
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	28	33	33
Additions Charged to Cost and Expenses	88	108	119
Deductions	(93)	(113)	(119)
Balance at End of period	23	28	33
Allowance for deferred tax asset
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	206	193	310
Additions Charged to Cost and Expenses	4	33	23
Deductions	(119)	(20)	(140)
Balance at End of period	$ 91	$ 206	$ 193